UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.
Schedule of Investments
September 30, 2005

	Shares, Warrants, Partnership Interest, or Principal Amount		Value
Common Stocks and Warrants 71.8%
Application Software 10.6%
Amdocs*	86,300	shs.	$ 2,393,099
BEA Systems*	56,100		504,058
Citrix Systems*	47,800		1,201,453
Cogent*	13,700		325,306
Compuware*	14,500		137,678
Hyperion Solutions*	14,300		695,981
Mercury Interactive*	20,700		819,513
Microsoft	107,800		2,773,155
Witness Systems#	17,995		-
			8,850,243
Communications Equipment 6.5%
Avocent*	24,400		771,650
Cisco Systems*	83,200		1,491,360
Corning*	38,500		744,205
F5 Networks*	10,900		473,496
Nokia (ADR)	38,000		642,580
QUALCOMM	30,200		1,349,487
WaveSplitter Technologies#	42,526		-
			5,472,778
Computers and Peripherals 4.9%
Electronics For Imaging*	13,800		316,641
EMC*	110,300		1,427,282
International Business Machines	10,300		826,266
SeaGate Technology*	95,600		1,515,260
			4,085,449
Consumer Electronics 0.9%
Matsushita Electric Industrial	45,000		763,802

Diversified Telecommunication Services 0.3%
Consolidated Communications Holdings*	19,900		274,720

Electronic Equipment and Instruments 1.5%
Amphenol (Class A)	11,400		459,876
Orbotech*	17,300		431,289
Symbol Technologies	10,407		100,740
Xyratex*	15,700		229,848
			1,221,753
Health Care Equipment and Supplies 5.1%
Beckman Coulter	3,600		194,328
Beckton Dickinson	6,500		340,795
Fisher Scientific International*	7,700		477,785
Gen-Probe*	7,900		390,379
GMP Companies#	73,349		970,407
Kinetic Concepts*	23,100		1,312,080
PerkinElmer	27,600		562,212
			4,247,986
Internet and Catalog Retail 0.4%
eBay*	8,100		333,680

Internet Software and Services 10.8%
Captara#	1,564,953		-
Digital River*	3,700		129,056
Google*	3,100		979,972
MarketSoft#Ø	47,991		-
McAfee*	40,900		1,285,078
SINA*	10,900		299,423
SupportSoft*	80,300		403,106
Symantec*	168,050		3,805,492
Websense*	5,900		302,227
Yahoo!*	53,300		1,805,005
			9,009,359
IT Services 0.1%
Ness Technologies*	9,500		94,763

Media 0.9%
Comcast (Class A)*	25,000		733,125

Multi-Sector Holdings 1.4%
Tower Gate (Series E)#	1,562,608		1,188,898

Semiconductors and Semiconductor Equipment 12.4%
Advanced Micro Devices*	151,200		3,810,240
Alteria*	51,000		974,100
Applied Micro Circuits*	53,800		161,131
ASML Holding N.V. (NY shares)*	18,300		302,042
Broadcom (Class A)*	6,900		323,713
Integrated Device Technology*	73,600		790,096
Marvell Technology*	7,400		341,177
Mattson Technology*	23,800		178,619
MEMC Electronic Materials*	108,200		2,465,878
Monolithic Power Systems*	25,500		216,113
Silicon Laboratories*	16,100		489,198
Taiwan Semiconductor Manufacturing (ADR)	37,800		310,716
			10,363,023
Systems Software 9.3%
BMC Software*	124,500		2,626,950
Computer Associates International	103,900		2,889,459
NFR Security#	25,246		9,593
Oracle*	154,300		1,912,548
Red Hat*	14,900		315,806
			7,754,356
Technical Software 5.7%
Cadence Design Systems*	96,600		1,561,056
Synopsys*	170,300		3,217,819
			4,778,875
Wireless Telecommunication Services 1.0%
Alamosa Holdings*	18,300		312,930
Sprint Nextel	21,300		506,514
			819,444
Total Common Stocks			59,992,254

Convertible Preferred Stocks# 15.2%
Application Software 0.3%
Index Stock Imagery (Series A Sr.)	617,046		308,523

Communications Equipment 0.0%
Calient Networks (Series A-1)	88,664		-

Electronic Equipment and Instruments 1.9%
Nextest Systems (Series B)	612,682		1,568,466

Health Care Equipment and Supplies 0.1%
GMP Companies (Series C)	3,765		67,657

Internet Software and Services 12.7%
Adexa (Series C)	562,080		286,661
Adexa (Series E)	340,647		136,259
Adexa (exercise price of $0.01, expiring 7/12/2009)	34,064	wts.	-
Cybertrust (Series A)	2,008,399	shs.	8,214,352
Infomediary Technology Solutions (Series A Sr.)	466,508		746
MarketSoft (Series D)Ø	1,512,334		1,966,034
			10,604,052
Systems Software 0.0%
Enterworks (Series B)	510,204		-

Wireless Telecommunication Services 0.2%
fusionOne (Series D)	2,006,247		150,469
Total Convertible Preferred Stocks			12,699,167

Limited Partnerships# 4.7%
Multi-Sector Holdings 4.7%
Asia Internet Capital Ventures	$2,276,102		1,461,940
GrandBanks Capital Venture	2,281,223		2,429,762
Total Limited Partnerships			3,891,702

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2008	66,667	shs.	-

Short-Term Holdings 6.4%
Repurchase Agreement 6.4%
State Street Bank, 3.1%, dated 9/30/05, maturing 10/3/05 in the amount of $5,359,384, collateralized by: $5,530,000 US Treasury Notes 3.625%, due 7/15/06, with a fair market value	$ 5,358,000		5,358,000

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2006	133,333	shs.	-

Systems Software 0.0%
Enterworks 10%, payable on demand	$ 62,500		-
Enterworks (exercise price of $0.01, expiring 5/15/2006)	156,250	wts.	-
			-
Total Short-Term Holdings			5,358,000
Total Investments 98.1%			81,941,123
Other Assets Less Liabilities 1.9%			1,610,621
Net Investment Assets 100.0%			$ 83,551,744

*	Non-income producing security.
ADR -	American Depositary Receipts.
#
Restricted and non-income producing securities. At September 30, 2005, the Fund owned private placement investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2005, were as follows:

Restricted Securities
Investments	Acquisition Date	Cost	Value
Common stocks:
Captara	10/13/00	$ 8,260,899	$ —
GMP Companies	8/17/00	2,090,628	970,407
MarketSoft	12/13/00	124,422	—
NFR Security	3/16/01	1,712,805	9,593
Tower Gate (Series E)	7/26/00	2,370,322	1,188,898
WaveSplitter Technologies	9/22/00	3,634,658	—
Witness Systems	7/16/01	409,852	—
		18,603,586	2,168,898
Convertible preferred stocks:
Adexa (Series C)	8/24/00	7,140,288	286,661
Adexa (Series E)	7/12/02	432,622	136,259
Adexa (Warrants excerse price of $0.01, expiring 7/12/2009)	7/12/02	43	—
Calient Networks (Series A-1)	12/11/00	7,213,357	—
Cybertrust (Series A)	3/19/01	7,103,757	8,154,352
Enterworks (Series B)	10/30/00	1,000,000	—
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	150,469
GMP Companies (Series C)	6/3/02	128,010	67,657
Index Stock Imagery (Series A Sr.)	8/18/00 to 4/16/04	1,708,196	308,523
Infomediary Technology Solutions (Series A Sr.)	10/6/00	281,433	746
MarketSoft (Series D)	12/13/00	9,093,057	1,966,034
Nextest Systems (Series B)	11/27/01	1,533,946	1,568,466
		46,528,630	12,639,167
Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	1,461,940
GrandBanks Capital Venture	1/25/01 to 9/28/05	2,281,223	2,429,762
		4,561,062	3,891,702
Convertible promissory notes:
Enterworks 10%, payable on demand	5/15/01	62,500	—
Enterworks (Warrants exercise price of $0.01, expiring 5/15/2006)	5/15/01	—	—
Techies.com:
9%, due 2/20/2006	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		263,882	—
Total		$69,957,160	$18,699,767

Ø
As defined under the Investment Company Act of 1949, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine months ended September 30, 2005, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Ending Value
MarketSoft	47,991	—	—	47,991	$ —
MarketSoft (Series D)	1,512,334	—	—	1,512,334	1,966,034
Total					$1,966,034

There was no dividend income or realized gain (loss).

At September 30, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$127,578,487	$8,043,341	$53,680,705	$45,637,364

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”), based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund may invest in securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At September 30, 2005, market quotations were not readily available for venture capital securities valued at $18,699,767 (approximately 22% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.